Organization and Principal Activities - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Extended interest free loan	¥ 1,000
CAYMAN ISLANDS
Date of establishment	Aug. 19, 2013
Place of incorporation	E9
LingoChamp (HK) Limited [Member] | Hong Kong [Member] | Subsidiaries [Member]
Date of establishment	Aug. 29, 2013
Place of incorporation	K3
Percentage of direct or indirect economic ownership	100.00%
Yuguan WFOE [Member]
Agreement expiration period	30 years	30 years
Service fee	¥ 600,999	¥ 285,240	¥ 0
Service fees payable	¥ 147,584
Yuguan WFOE [Member] | PRC [Member] | Subsidiaries [Member]
Date of establishment	Nov. 19, 2013
Place of incorporation	F4
Percentage of direct or indirect economic ownership	100.00%